Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2017
Registrant Name	dei_EntityRegistrantName	CM ADVISORS FAMILY OF FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001208252
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 02, 2017
Document Effective Date	dei_DocumentEffectiveDate	Nov. 02, 2017
Prospectus Date	rr_ProspectusDate	Jun. 28, 2017
CM Advisors Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CM ADVISORS FUND Fund Summary
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the CM Advisors Fund (the "Advisors Fund") is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Advisors Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Advisors Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Advisors Fund are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Advisors Fund's performance. During the most recent fiscal year, the Advisors Fund's portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total Annual Fund Operating Expense" will not correlate to the ratios of expenses to average net assets in the Advisors Fund's Financial Highlights, which reflect the operating expenses of the Advisors Fund and do not include "Acquired Fund Fees and Expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Advisors Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Advisors Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Advisors Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE ADVISORS FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To meet its investment objective, the Advisors Fund invests primarily in equity securities of companies that the Advisor believes are undervalued. The Advisors Fund typically invests in common stocks, although it may also invest in other equity securities (e.g., preferred stocks, convertible bonds, convertible preferred stocks, and warrants). In addition, the Advisors Fund retains the flexibility to invest in fixed income securities (e.g., corporate bonds or U.S. Government securities) or cash or cash equivalents (e.g., shares of money market funds, short-term U.S. Government obligations, commercial paper, and repurchase agreements) when the Advisor believes they offer more attractive opportunities.

Equity Securities. In selecting equity securities for the Advisors Fund's portfolio, the Advisor:

●	Applies research models to determine a company's intrinsic value. Intrinsic value is a concept that refers to what a company is "really" worth. Investment advisors that use intrinsic value (like the Advisor) believe that a company's real value can be best determined by analyzing business, financial, and other factors about the company and its market, and that a company's market price gravitates toward its intrinsic value over time. Accordingly, if the market price of the company's securities is above the Advisor's determination of its intrinsic value, the Advisor believes that the market price will, over time, fall. If the market price is below its intrinsic value, then the Advisor believes it will, over time, rise.

●	Compares the company's intrinsic value to the market prices of the company's securities; and

●	Seeks to purchase equity securities of companies that appear to be "bargains" (i.e., securities that are trading at a significant discount to their intrinsic value).

In an effort to determine a company's intrinsic value, the Advisor's research models utilize various quantitative, qualitative, fundamental, and other factors about a company and its business. This information can include, without limitation, historical analysis, acquisition analysis, discounted free cash flow models and leveraged buyout models. The Advisor also monitors acquisition prices for companies in various industries, and may communicate with companies, their suppliers and customers as part of its research process. Because a company's business, financial, and market circumstances are always changing, the Advisor evaluates intrinsic value for companies in and out of its portfolio on a regular basis.

The Advisors Fund may invest in equity securities of companies of any size or in any sector. The Advisors Fund's equity securities may be traded on a national securities exchange or over-the-counter.

Fixed Income Securities. While income from fixed income securities (i.e., interest payments made on bonds and notes) will be a consideration in analyzing potential fixed income securities for the Advisors Fund, the Advisor's primary criteria for fixed income securities relates to their appreciation potential. In selecting fixed income securities for the Advisors Fund, the Advisor generally:

●	Reviews the maturity, yield, and ratings from nationally recognized statistical rating organizations (including Standard & Poor's Ratings Services ("S&P"), Moody's Investors Service, Inc. ("Moody's") and Fitch Ratings, Inc. ("Fitch")) of a fixed income security, both independently and in relation to the Advisors Fund's current portfolio;

●	Analyzes the current and projected financial and economic conditions of the issuer and the market for its securities using proprietary research models; and

●	Seeks to purchase fixed income securities that the Advisor believes (i) fit the desired mix of fixed income securities for the portfolio (e.g., the types of securities, maturities, and yields then targeted for the Advisors Fund); and (ii) offer opportunities for price appreciation.

The Advisors Fund may, without limitation, purchase fixed income securities of any maturity or yield, provided that corporate debt obligations shall primarily be "investment grade" securities rated in one of the four highest rating categories by any nationally recognized statistical rating organization or, if not so rated, will be of equivalent quality in the opinion of the Advisor. The Advisors Fund may also, without limitation, purchase fixed income securities in any sector and issued by any size company, municipality or government body.

In addition to investing directly in equity and fixed income securities, the Advisors Fund may, at times, invest in shares of other registered investment companies ("RICs"), such as exchange traded funds ("ETFs"), that invest primarily in equity and/or fixed income securities.

While the Advisors Fund's primary focus is on investments in equity and fixed income securities, the Advisors Fund may invest in cash or cash equivalent positions (e.g., money market funds, short-term U.S. Government obligations, commercial paper, and repurchase agreements) when the Advisor believes the equity and fixed income securities markets offer limited investment opportunity or are overpriced. At times, the Advisors Fund may hold a significant portion of its assets in cash or cash equivalent positions for extended periods of time while the Advisor waits for the equity and fixed income securities markets to offer more attractive opportunities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE ADVISORS FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry risks, and an investment in the Advisors Fund is no exception. No investment strategy works all of the time, and past performance is not necessarily indicative of future performance. You may lose money on your investment in the Advisors Fund. To help you understand the risks of investing in the Advisors Fund, the principal risks of an investment in the Advisors Fund are generally described below:

●	Market Risk – Stock prices are volatile. Market risk refers to the risk that the value of securities in the Advisors Fund's portfolio may decline due to daily fluctuations in the securities markets generally. The Advisors Fund's share price will change daily based on many factors that may generally affect the stock market, including fluctuations in interest rates, national and international economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Advisors Fund's portfolio) may decline, regardless of their long-term prospects. During periods of market volatility, stock prices can change drastically and rapidly, and you could lose money over short or long term periods.

●	Management Style Risk – Different styles of management tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Advisors Fund intends to invest primarily in value-oriented stocks (stocks that the Advisor believes are undervalued), the Advisors Fund's performance may at times be better or worse than the performance of stock funds that focus on other types of stocks (e.g., "growth" stocks selected for growth potential), or that have a broader investment style.

●	Business and Sector Risk – To the extent the Advisors Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Advisors Fund and increase the volatility of the Fund's net asset value per share. From time to time, a particular set of circumstances may affect a sector or certain companies within that sector, while having little or no impact on other sectors or other companies within the sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector or certain companies within a particular sector and therefore the value of the Advisors Fund's portfolio will be adversely affected.

●	Small Capitalization Risk – Stocks of small capitalization ("small cap") companies generally have more risks than those of larger companies. This greater risk is, in part, attributable to the fact that small cap companies may have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies. Because small cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. In addition, small cap companies may not be well-known to the investing public, may not be followed by the financial press or industry analysts, and may not have institutional ownership. These factors affect the Advisor's access to information about the companies and the stability of the markets for the companies' securities. Due to these and other factors, small cap companies may be more susceptible to market downturns, and their stock prices may be more volatile and less liquid than those of larger companies. In addition, the market for small cap securities may be more limited than the market for larger companies.

●	Interest Rate Risk – Increases in interest rates typically lower the present value of a company's future earnings stream. Since the market price of a stock changes continuously based upon investors' collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates. In addition, to the extent the Advisors Fund invests in fixed income securities, the Fund will be subject to the risk that, in general, prices of fixed income securities will decline when interest rates rise. These fluctuations in fixed income security prices will be more marked with respect to long-term bonds than with respect to short-term bonds and with respect to lower-rated securities than with respect to higher-rated securities. In addition, the prices of lower coupon bonds are generally more volatile than higher coupon bonds of the same approximate maturity and credit quality. The Advisors Fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates and the likelihood of a general rise in interest rates.

●	Credit Risk – The Advisors Fund's fixed income securities will be subject to credit risks. Issuers of fixed income securities who are experiencing difficult economic circumstances, either because of a general economic downturn or individual circumstances, may be unable to make interest payments on their fixed income securities when due. Additionally, issuers of fixed income securities may be unable to repay the principal upon maturity of their fixed income securities. These "credit risks" are reflected in the credit ratings assigned to fixed income securities by organizations such as Moody's, S&P or Fitch and may cause the price of a fixed income security to decline and may affect liquidity for the security. Normally, fixed income securities with lower credit ratings will have higher yields than fixed income securities with the highest credit ratings, reflecting the relatively greater risk of fixed income securities with lower credit ratings.

●	Maturity Risk – Maturity risk is another factor that can affect the value of the Advisors Fund's fixed income security holdings. In general, but not in all cases, the longer the maturity of a fixed income security, the higher its yield and the greater its price sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. The Advisors Fund will be subject to greater maturity risk to extent it is invested in fixed income securities with longer maturities. This risk may be heightened given the current historically low interest rate environment and the likelihood of increases in those rates in the near future.

●	Liquidity Risk – Liquidity risk is the risk that a particular investment cannot be sold at an advantageous time or price. For example, if a fixed income security is downgraded or drops in price, the market demand for that security may be limited, making that security difficult to sell. Additionally, the market for certain securities may become illiquid under adverse market or economic conditions, independent of any specific adverse changes in the conditions of a particular issuer.

●	Risks Related to Other Equity Securities – In addition to common stocks, the equity securities in the Advisors Fund's portfolio may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants. Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes. Also, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Advisors Fund. Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised. As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible. Warrants entitle the holder to purchase equity securities at specific prices for a certain period of time. The prices do not necessarily move parallel to the prices of the underlying securities and the warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.

●	Risks of Investments in Other RICs – To the extent that it invests in other RICs, the Advisors Fund incurs greater expenses, such as its own management fees and other operating expenses, than an investor would incur who invested directly in the RICs. The Advisors Fund's investments in other RICs are subject to all of the underlying risks of such RICs. These include such general risks as market risk and management risk. In addition to these risks, the Advisors Fund's investment in a closed-end fund or ETF is subject to the risk that the closed-end fund or ETF may trade at prices significantly different from its net asset value. Investments in a closed-end fund may be subject to liquidity risk (that is, the potential that the Fund may be unable to dispose of the closed-end fund shares promptly or at a reasonable price).

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money on your investment in the Advisors Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide some indication of the risks of investing in the Advisors Fund by showing changes in the Fund's performance from year to year and by showing how the average annual total returns for one, five and ten years compare with those of a broad-based securities market index. How the Advisors Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current to the most recent month end, is available by calling 1-888-859-5856.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Advisors Fund by showing changes in the Fund's performance from year to year and by showing how the average annual total returns for one, five and ten years compare with those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-859-5856
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Advisors Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CM Advisors Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Advisors Fund's year-to-date return through March 31, 2017 is -6.62%.

Quarterly Returns During This Time Period

Highest:	18.76% (quarter ended June 30, 2009)
Lowest:	-25.65% (quarter ended December 31, 2008)

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(6.62%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.65%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Advisors Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Advisors Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

CM Advisors Fund | CM Advisors Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMAFX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%	[1]
One Year	rr_ExpenseExampleYear01	$ 147
Three Years	rr_ExpenseExampleYear03	456
Five Years	rr_ExpenseExampleYear05	787
Ten Years	rr_ExpenseExampleYear10	$ 1,724
Annual Return 2007	rr_AnnualReturn2007	(7.02%)
Annual Return 2008	rr_AnnualReturn2008	(33.76%)
Annual Return 2009	rr_AnnualReturn2009	27.88%
Annual Return 2010	rr_AnnualReturn2010	11.54%
Annual Return 2011	rr_AnnualReturn2011	(3.52%)
Annual Return 2012	rr_AnnualReturn2012	15.18%
Annual Return 2013	rr_AnnualReturn2013	20.66%
Annual Return 2014	rr_AnnualReturn2014	(10.83%)
Annual Return 2015	rr_AnnualReturn2015	(22.85%)
Annual Return 2016	rr_AnnualReturn2016	42.15%
1 Year	rr_AverageAnnualReturnYear01	42.15%
5 Years	rr_AverageAnnualReturnYear05	6.33%
10 Years	rr_AverageAnnualReturnYear10	1.42%
CM Advisors Fund | After Taxes on Distributions | CM Advisors Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	42.02%
5 Years	rr_AverageAnnualReturnYear05	6.26%
10 Years	rr_AverageAnnualReturnYear10	1.24%
CM Advisors Fund | After Taxes on Distributions and Sales | CM Advisors Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.94%
5 Years	rr_AverageAnnualReturnYear05	4.95%
10 Years	rr_AverageAnnualReturnYear10	1.12%
CM Advisors Fund | Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	14.81%
10 Years	rr_AverageAnnualReturnYear10	5.76%

[1]	"Total Annual Fund Operating Expenses" will not correlate to the ratios of expenses to average net assets in the Advisors Fund's Financial Highlights, which reflect the operating expenses of the Advisors Fund and do not include "Acquired Fund Fees and Expenses."